Intangible Assets, Net (Details Narrative) (Superior Living SDN. BHD) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Superior Living SDN. BHD. [Member]
Amortization expense	$ 494	$ 1,621	$ 6,077	$ 5,709